UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-05076

Tax-Exempt California Money Market Fund
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2014

ITEM 1.	REPORT TO STOCKHOLDERS

March 31, 2014

Semiannual Report

to Shareholders

Tax-Exempt California Money Market Fund

Contents
3 Portfolio Summary
4 Investment Portfolio
8 Statement of Assets and Liabilities
9 Statement of Operations
10 Statement of Changes in Net Assets
11 Financial Highlights
13 Notes to Financial Statements
18 Information About Your Fund's Expenses
20 Other Information
21 Advisory Agreement Board Considerations and Fee Evaluation
26 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DWS Investments Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of March 31, 2014 (Unaudited)
	Principal Amount ($)	Value ($)

Municipal Investments 99.4%
California 86.5%
California, Austin Trust, Various States, Series 2008-1065, 144A, 0.08%*, 3/1/2033, LIQ: Bank of America NA	1,000,000	1,000,000
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series E-1, 0.04%*, 4/1/2045, LOC: Bank of Tokyo-Mitsubishi UFJ	900,000	900,000
Series D-2, 0.06%*, 4/1/2047, LOC: JPMorgan Chase Bank NA	1,970,000	1,970,000
California, BB&T Municipal Trust, Series 2023, 144A, 0.08%*, 2/1/2024, INS: NATL, LIQ: Branch Banking & Trust	4,230,000	4,230,000
California, BB&T Municipal Trust, Public Financing Authority, Series 2011, 144A, 0.1%*, 9/1/2022, LIQ: Branch Banking & Trust	7,320,000	7,320,000
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.06%*, 5/15/2030, LIQ: State Street Bank & Trust Co.	4,250,000	4,250,000
California, Metropolitan Water District of Southern California, Series A-2, 0.07%**, Mandatory Put 2/9/2015 @ 100, 7/1/2030	2,200,000	2,200,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.21%*, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.16%*, 8/3/2043, LIQ: Royal Bank of Canada	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 1-1600, 144A, AMT, 0.14%*, 9/1/2043, LIQ: Barclays Bank PLC	1,200,000	1,200,000
California, RBC Municipal Products, Inc. Trust, Series E-24, 144A, 0.06%*, 8/1/2014, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	1,200,000	1,200,000
California, State Department of Water Resources Supply Revenue, Series L, 144A, 4.0%, 5/1/2015	1,500,000	1,562,482
California, State Department of Water Resources, Supply Revenue, Series M, 5.0%, 5/1/2014	1,600,000	1,606,434
California, State Economic Recovery, Series A, Prerefunded 7/1/2014 @ 100, 5.0%, 7/1/2015	5,075,000	5,136,743
California, State General Obligation:
Series A, 144A, 0.06%*, 5/1/2040, LOC: Royal Bank of Canada	750,000	750,000
TECP, 0.08%, 6/4/2014, LOC: Royal Bank of Canada	4,000,000	4,000,000
Series 2178, 144A, 0.09%*, 12/1/2037, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	1,200,000	1,200,000
Prerefunded 4/1/2014 @ 100, 5.0%, 4/1/2031, INS: AMBAC	1,350,000	1,350,000
144A, Prerefunded 6/1/2014 @ 100, 5.25%, 12/1/2033	1,000,000	1,008,720
Prerefunded 4/1/2014 @ 100, 5.3%, 4/1/2029	4,630,000	4,630,000
California, State Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series B, 0.05%*, 3/1/2047, LOC: Bank of Montreal	5,000,000	5,000,000
California, State Health Facilities Financing Authority Revenue, St. Joseph Health Systems:
Series A, 0.03%*, 7/1/2041, LOC: Union Bank NA	2,500,000	2,500,000
Series D, 0.04%*, 7/1/2041, LOC: Wells Fargo Bank NA	1,000,000	1,000,000
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Recology, Inc. Project, Series A, 0.11%*, 4/1/2020, LOC: Bank of America NA	4,495,000	4,495,000
California, State Public Works Board Lease Revenue, Regents University California, Series A, ETM, 5.25%, 6/1/2014, INS: AMBAC	500,000	504,263
California, State Revenue Anticipation Notes, Series A-2, 2.0%, 6/23/2014	3,000,000	3,012,050
California, State University Revenue, Series A, Prerefunded 5/1/2014 @ 100, 4.75%, 11/1/2024, INS: AGMC	2,070,000	2,077,727
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Series R-13104CE, 144A, 0.56%*, 9/6/2035, GTY: Citibank NA, LIQ: Citibank NA	7,720,000	7,720,000
California, Statewide Communities Development Authority, Pollution Control Revenue, Chevron U.S.A., Inc. Project, 0.05%*, 5/15/2024, GTY: Chevron Corp.	500,000	500,000
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, 0.13%*, Mandatory Put 9/25/2014 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
California, West Hills Community College District, 0.05%*, 7/1/2033, LOC: Union Bank of California	2,000,000	2,000,000
Orange County, CA, Water District, Certificates of Participation, Series A, 0.06%*, 8/1/2042, LOC: Citibank NA	2,400,000	2,400,000
Otay, CA, Water District Certificates of Participation, Capital Projects, 0.05%*, 9/1/2026, LOC: Union Bank NA	1,400,000	1,400,000
Rancho, CA, Water District Community Facilities District No. 89-5, Special Tax, 0.06%*, 9/1/2028, LOC: Wells Fargo Bank NA	960,000	960,000
Rancho, CA, Water District Financing Authority Revenue, Series B, 0.06%*, 8/15/2031, LOC: U.S. Bank NA	1,800,000	1,800,000
San Francisco City & County, CA, Airports Commission, Series 36A, 0.07%*, 5/1/2026, LOC: U.S. Bank NA	7,000,000	7,000,000
San Jose, CA, Redevelopment Agency, TECP, 0.15%, 5/16/2014, LOC: JPMorgan Chase Bank NA	5,000,000	5,000,000
University of California, Regents Medical Center Pooled Revenue, Series G, 144A, 4.0%, 5/15/2014	925,000	929,402
		107,812,821
Indiana 0.8%
Indiana, Wells Fargo State Trust, Series 100C, 144A, 0.14%*, Mandatory Put 8/14/2014 @ 100, 8/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	1,000,000	1,000,000
Puerto Rico 12.1%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Control Facilities, Bristol-Myers Squibb Project, AMT, 0.2%*, 12/1/2030	7,650,000	7,650,000
Puerto Rico, RIB Floater Trust, Series 8WE, 144A, 0.15%*, 9/30/2014, LOC: Barclays Bank PLC	7,445,000	7,445,000
		15,095,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $123,907,821)†	99.4	123,907,821
Other Assets and Liabilities, Net	0.6	737,343
Net Assets	100.0	124,645,164

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of March 31, 2014.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2014.

† The cost for federal income tax purposes was $123,907,821.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

TECP: Tax-Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$123,907,821	$—	$123,907,821
Total	$—	$123,907,821	$—	$123,907,821

There have been no transfers between fair value measurement levels during the period ended March 31, 2014.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of March 31, 2014 (Unaudited)
Assets
Investments in securities, valued at amortized cost	$123,907,821
Receivable for investments sold	1,350,000
Receivable for Fund shares sold	170,583
Interest receivable	411,267
Due from Advisor	217
Other assets	23,000
Total assets	125,862,888
Liabilities
Cash overdraft	159,300
Payable for investments purchased	943,381
Payable for Fund shares redeemed	70,583
Distributions payable	34
Accrued Trustees' fees	213
Other accrued expenses and payables	44,213
Total liabilities	1,217,724
Net assets, at value	$124,645,164
Net Assets Consist of
Undistributed net investment income	8,417
Accumulated net realized gain (loss)	(300)
Paid-in capital	124,637,047
Net assets, at value	$124,645,164
Premier Shares Net Asset Value, offering and redemption price per share ($1,432,216 ÷ 1,432,130 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Institutional Shares Net Asset Value, offering and redemption price per share ($123,212,948 ÷ 123,205,572 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended March 31, 2014 (Unaudited)
Investment Income
Income: Interest	$86,848
Expenses: Management fee	71,973
Administration fee	59,978
Services to shareholders	15,085
Distribution fees	4,349
Custodian fee	3,945
Audit and tax fees	27,300
Legal fees	5,819
Reports to shareholders	20,944
Registration fees	18,477
Trustees' fees and expenses	2,912
Other	4,805
Total expenses, before expense reductions	235,587
Expense reductions	(154,732)
Total expenses, after expense reductions	80,855
Net investment income	5,993
Net increase (decrease) in net assets resulting from operations	$5,993

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
Operations: Net investment income	$5,993	$12,039
Operations: Net investment income	$5,993	$12,039
Net realized gain (loss)	—	(300)
Net increase (decrease) in net assets resulting from operations	5,993	11,739
Distributions to shareholders from: Net investment income: Premier Shares	(129)	(464)
Institutional Shares	(5,864)	(11,775)
Net realized gains: Premier Shares	—	(1,185)
Institutional Shares	—	(30,815)
Total distributions	(5,993)	(44,239)
Fund share transactions: Proceeds from shares sold	112,313,255	170,490,228
Reinvestment of distributions	5,945	43,871
Payments for shares redeemed	(106,636,828)	(167,807,058)
Net increase (decrease) in net assets from Fund share transactions	5,682,372	2,727,041
Increase (decrease) in net assets	5,682,372	2,694,541
Net assets at beginning of period	118,962,792	116,268,251
Net assets at end of period (including undistributed net investment income of $8,417 and $8,417, respectively)	$124,645,164	$118,962,792

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Premier Shares
			Years Ended September 30,
	Six Months Ended 3/31/14 (Unaudited)		2013		2012		2011		2010	2009
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.001	.003
Net realized and unrealized gain (loss)	—		(.000	)***	.000	***	(.000	)***	—	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.001	.003
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.002)	(.003)
Net realized gains	—		(.000	)***	—		—		—	(.000	)***
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.002)	(.003)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)a	.00	b**	.04		.01		.01		.20	.32
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		4		4		7		9	173
Ratio of expenses before expense reductions (%)	.95	*	.96		.96		.94		.89	.93
Ratio of expenses after expense reductions (%)	.14	*	.19		.21		.31		.35	.67
Ratio of net investment income (%)	.01	*	.01		.01		.01		.06	.35
a Total return would have been lower had certain expenses not been reduced. b Amount is less than $.005. * Annualized ** Not annualized *** Amount is less than $.0005.

Institutional Shares
			Years Ended September 30,
	Six Months Ended 3/31/14 (Unaudited)		2013		2012		2011		2010	2009
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.001		.002	.007
Net realized and unrealized gain (loss)	—		(.000	)***	.000	***	(.000	)***	—	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.001		.002	.007
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.001)		(.003)	(.007)
Net realized gains	—		(.000	)***	—		—		—	(.000	)***
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.001)		(.003)	(.007)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)a	.00	b**	.04		.01		.08		.29	.73
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	123		115		112		112		150	.007
Ratio of expenses before expense reductions (%)	.38	*	.39		.40		.38		.42	2.09
Ratio of expenses after expense reductions (%)	.13	*	.19		.21		.24		.25	.25
Ratio of net investment income (%)	.01	*	.01		.01		.09		.24	.76
a Total return would have been lower had certain expenses not been reduced. b Amount is less than $.005. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Tax-Exempt California Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of California.

The Fund offers two classes of shares to investors: Tax-Exempt California Money Market Fund — Premier Shares ("Premier Shares") and Tax-Exempt California Money Market Fund — Institutional Shares ("Institutional Shares").

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, were borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its tax-exempt income and capital gains to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of September 30, 2013 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly at the following annual rates:
First $500 million of the Fund's average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from October 1, 2013 through September 30, 2014, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of the Institutional Shares at 0.25%.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under this arrangement, the Advisor waived certain expenses of the Fund.

Accordingly, for the six months ended March 31, 2014, the fee pursuant to the Investment Management Agreement aggregated $71,973, all of which was waived, resulting in an annualized effective rate of 0.00% of the Fund's average daily net assets.

In addition, for the six months ended March 31, 2014, the Advisor reimbursed $3,920 of other expenses.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2014, the Administration Fee was $59,978, all of which was waived.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement among DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2014, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at March 31, 2014
Premier Shares	$3,370	$3,343	$26
Institutional Shares	11,169	11,169	—
	$14,539	$14,512	$26

Distribution Fee. Under the Fund's Premier Shares 12b-1 Plan, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.33% of average daily net assets of the Premier Shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of the Premier Shares. For the six months ended March 31, 2014, the Distribution Fee for the Premier Shares aggregated $4,349, all of which was waived.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended March 31, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $8,509.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2014.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended March 31, 2014		Year Ended September 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Premier Shares	736,675	$736,675	8,109,272	$8,109,272
Institutional Shares	111,576,580	111,576,580	162,380,956	162,380,956
		$112,313,255		$170,490,228
Shares issued to shareholders in reinvestment of distributions
Premier Shares	128	$128	1,649	$1,649
Institutional Shares	5,817	5,817	42,222	42,222
		$5,945		$43,871
Shares redeemed
Premier Shares	(3,080,019)	$(3,080,019)	(8,545,014)	$(8,545,014)
Institutional Shares	(103,556,809)	(103,556,809)	(159,262,044)	(159,262,044)
		$(106,636,828)		$(167,807,058)
Net Increase (decrease)
Premier Shares	(2,343,216)	$(2,343,216)	(434,093)	$(434,093)
Institutional Shares	8,025,588	8,025,588	3,161,134	3,161,134
		$5,682,372		$2,727,041

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2013 to March 31, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2014 (Unaudited)
Actual Fund Return	Premier Shares	Institutional Shares
Beginning Account Value 10/1/13	$1,000.00	$1,000.00
Ending Account Value 3/31/14	$1,000.05	$1,000.05
Expenses Paid per $1,000*	$.70	$.65
Hypothetical 5% Portfolio Return	Premier Shares	Institutional Shares
Beginning Account Value 10/1/13	$1,000.00	$1,000.00
Ending Account Value 3/31/14	$1,024.23	$1,024.28
Expenses Paid per $1,000*	$.71	$.66

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Premier Shares	Institutional Shares
Tax-Exempt California Money Market Fund	.14%	.13%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Money Market Fund Reform

In June 2013, the SEC proposed money market fund reform intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. The Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, had also previously proposed similar recommendations for money market fund reform. If one or more of the SEC or FSOC proposals for money market fund reform were to be adopted in the future, such regulatory action may affect the fund's operations and/or return potential.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Tax-Exempt California Money Market Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (Premier Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). Based on the Lipper data provided as of December 31, 2012, the Board noted that the Fund's total (net) operating expenses were higher than the median of the applicable Lipper expense universe for Premier Shares (4th quartile) and for Institutional Shares (3rd quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitation agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 09/2013

Notes

Notes

Notes

Notes

Service Center
P.O. Box 219151
Kansas City, MO 64121-7195

PRESORTED
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TEC-3
(R-031384-2 5/14)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt California Money Market Fund

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 30, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 30, 2014